Shareholder returns	12 Months Ended
Mar. 31, 2025
Shareholder returns
Shareholder returns

24.         Shareholder returns

An interim dividend of approx. €0.223 per share was paid in February 2025 (February 2024: €0.175). The Board is recommending the payment of a final dividend of €0.227 per share, subject to AGM approval in September 2025 (September 2024: €0.178).

The Company announced and launched a €700m share buyback program (including Ordinary Shares underlying ADRs) in May 2024, which was subsequently completed in August 2024. A follow-on €800m share buyback program was announced and launched in late August 2024, of which approximately 98% was completed at March 31, 2025.

There were no shareholder returns during FY23.